CMA

CMA NEW YORK
MUNICIPAL MONEY FUND

Semi-Annual Report



















September 30, 1996


MERRILL LYNCH
BULL LOGO





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper



To Our Shareholders:


For the six-month period ended September 30, 1996, CMA New York
Municipal Money Fund paid shareholders a net annualized yield of 2.85%*. As of September 30, 1996, the Fund's 7-day yield was 3.02%.

The Environment
Although the US stock and bond markets rallied late in the six-month period ended September 30, 1996, much of the period was marked by volatility in the capital markets. The US economy demonstrated surprising resilience during the first half of the year. As a result, when economic data releases appeared to indicate that the US economy was expanding at a stronger-than-expected (and potentially inflationary) rate, investors focused on the increasing possibility of monetary policy tightening by the Federal Reserve Board. During these periods, stock prices declined and long-term interest rates moved higher. However, with inflationary pressures still under control, the US central bank did not tighten monetary policy at its September 24 meeting. This development, coupled with several economic data releases that showed growth was at or below expectations, helped to assuage investors' concerns about an overheating economy. Stock and bond prices improved, with stock market averages reaching historic high levels.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The shifts in perceptions were exemplified by investors' reactions to the release of recent employment reports. Inflationary concerns were heightened in early July with the release of a stronger-than-expected employment report for June. However, more subdued job growth and decelerating hourly wage gains were subsequently reported for the month of July. Although the employment report for August showed that unemployment had dropped to its lowest level since 1989, these results were generally in line with expectations, and were received favorably by investors. The greatest boost in investor confidence occurred in early October with the release of September's employment report, which showed a slight increase in unemployment.

Investors will continue to monitor economic data releases to determine the probable direction of the US economy. The outcome of the upcoming November election will also increasingly influence investor psychology in the weeks ahead.

Investment Outlook and Strategy
During the six-month period ended September 30, 1996, the New York State economy finally started to show modest improvement spurred by the retail and manufacturing sectors. Also, because of continued record high consumer confidence levels, tourism and its related industries such as entertainment and dining have recorded strong gains. Hotel occupancy in New York City is currently at a ten-year high. Also, the decline in interest rates in late 1995 and early 1996 as well as the aforementioned high consumer confidence levels spurred existing single-family and multi-family home sales to near-record levels. New York State's unemployment rate in August dipped to 6.0% from 6.8% in January.

In July 1996, Standard & Poor's Corporation assigned its A- rating to New York State's $75.6 billion outstanding general obligation bonds. A rating upgrade to A was not warranted because of an enacted fiscal 1997 budget that suffered through a prolonged delay in passage and that is still structurally imbalanced. However, if New York State is able to continue to demonstrate financial restraint within the fiscal year by generating positive general fund operating results, the outlook would continue to be positive and a rating upgrade could occur.

During the six-month period ended September 30, 1996, new issuance of short-term New York debt totaled approximately $3.9 billion, an increase of 28% from the $2.8 billion in debt issued in the six-month period ended March 30, 1996. During the six-month period ended September 30, 1996, the net assets of CMA New York Municipal Money Fund ranged between $1.0 billion and $1.1 billion. During the same period, we maintained the maturity of CMA New York Municipal Money Fund in the 65-day--80-day range in anticipation of modest New York fixed-rate issuance as well as the expectation of the Federal Reserve Board leaving interest rates unchanged. This position enhanced performance from May through September as fixed-rate notes outperformed variable rate yields. We will continue to maintain this extended maturity range in anticipation of lower interest rates in the months ahead.

We continue to work very closely with our credit department to maintain the highest quality portfolio possible. Diversification and credit quality remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President

(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



October 24, 1996



Portfolio Abbreviations for
CMA New York Municipal Money Fund

AMT   Alternative Minimum Tax (subject to)
BAN   Bond Anticipation Notes
CP    Commercial Paper
GO    General Obligation Bonds
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds
RAN   Revenue Anticipation Notes
TAN   Tan Anticipation Notes
UT    Unlimited Tax
VRDN  Variable Rate Demand Notes

CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996                                                          (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                        Issue                                       (Note 1a)
New York--          $ 1,109   Albany, New York, Housing Authority, Private Act Revenue Bonds
99.1%                         (Historic Bleeker Terrace), VRDN, AMT, 3.60% due 3/01/2015 (a)                  $    1,109
                      1,250   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),
                              VRDN, 4% due 12/29/2010 (a)                                                          1,250
                      7,000   Amityville, New York (Union Free School District), TAN, UT, 4.50%
                              due 6/26/1997 (e)                                                                    7,020
                      4,284   Binghamton, New York, BAN, 4.25% due 5/29/1997 (e)                                   4,300
                      1,071   Colonie, New York, BAN, UT, 3.875% due 2/14/1997 (e)                                 1,073
                              Eagle Tax Exempt Trust, New York, VRDN (a):
                     27,000     Series 1994-3201, 4% due 4/01/2034                                                27,000
                      7,200     Series 1994-C4, 3.95% due 8/01/2003                                                7,200
                     20,000     Series 1995-3201, 3.95% due 8/15/2024                                             20,000
                     19,000   Eastern Suffolk, New York, Board Cooperative Educational Services
                              District, RAN, 4.50% due 6/26/1997                                                  19,069
                      4,610   Elmira Heights, New York (Central School District), BAN, UT, 4%
                              due 1/16/1997 (e)                                                                    4,615
                     11,000   Erie County, New York, RAN, UT, Series A, 4.25% due 4/17/1997                       11,038
                      7,000   Farmingdale, New York (Union Free School District), TAN, UT, 4.50%
                              due 6/26/1997                                                                        7,028
                      7,000   Harrison, New York (Central School District), BAN, UT, 4.50%
                              due 7/18/1997                                                                        7,031
                      6,000   Hicksville, New York (Union Free School District), TAN, UT, 4.25% due
                              6/26/1997                                                                            6,013
                     12,000   Longwood, New York (Central School District at Middle Island), TAN,
                              UT, 4.50% due 6/26/1997                                                             12,047
                              Municipal Assistance Corporation, City of New York, New York:
                     13,100     CP, Series 2, 3.20% due 10/08/1996                                                13,100
                      5,500     CP, Series 2, 3.60% due 11/20/1996                                                 5,500
                     11,800     CP, Series 2, 3.55% due 12/09/1996                                                11,800
                      2,000     Refunding, Series E, 4% due 7/01/1997                                              2,003
                              Nassau County, New York:
                      5,000     BAN, Series A, 3.50% due 11/15/1996                                                5,002
                      4,450     BAN, UT, Series C, 4.25% due 3/14/1997                                             4,460
                     30,000     RAN, UT, Series B, 4.25% due 4/15/1997                                            30,082
                      4,500   Nassau County, New York, IDA, Civic Facilities Revenue Bonds (Cold
                              Spring Harbor Laboratory Project), VRDN, 3.95% due 7/01/2019 (a)                     4,500
                      2,100   Nassau County, New York, IDA, Research Facilities Revenue Bonds
                              (Cold Spring Harbor Laboratory Project), VRDN, 3.95% due 7/01/2023 (a)               2,100
                              New York City, New York, CP:
                     10,000     3.55% due 10/04/1996                                                              10,000
                      9,000     3.50% due 10/07/1996                                                               9,000
                     51,600     3.50% due 10/08/1996                                                              51,600
                      1,300     3.65% due 10/08/1996                                                               1,300
                     18,500     3.60% due 10/09/1996                                                              18,500
                      6,600     3.50% due 11/22/1996                                                               6,600
                      6,300     3.70% due 2/21/1997                                                                6,300
                     19,400     3.75% due 2/21/1997                                                               19,400

CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                        Issue                                       (Note 1a)
New York            $ 2,590   New York City, New York, GO, UT, Sub-Series A-9, 6.80%
(continued)                   due 2/01/1997                                                                   $    2,618
                              New York City, New York, GO, VRDN, UT (a):
                      6,500     Sub-Series A-4, 3.90% due 8/01/2022                                                6,500
                      5,550     Sub-Series A-4, 3.90% due 8/01/2023                                                5,550
                      3,080     Sub-Series A-9, 3.85% due 8/01/2018                                                3,080
                      3,700     Sub-Series E-5, 3.90% due 8/01/2016                                                3,700
                     13,100   New York City, New York, Housing Development Corporation,
                              M/F Mortgage Revenue Bonds (Tribecca Towers), VRDN, AMT, Series A,
                              3.70% due 12/15/2024 (a) (f)                                                        13,100
                      2,700   New York City, New York, Housing Development Corporation, Mortgage
                              Revenue Bonds (Columbus Apartments), VRDN, Series A, 3.60%
                              due 3/15/2025 (a) (f)                                                                2,700
                              New York City, New York, IDA, Civic Facilities Revenue Bonds,
                              VRDN (a):
                      3,250     (Children's Oncology Society/Ronald McDonald House), 3.65% due
                                5/01/2012                                                                          3,250
                      3,100     (Columbia Grammar School Project), 3.70% due 6/30/2014                             3,100
                      4,500     (National Audubon Society), 3.90% due 12/01/2014                                   4,500
                              New York City, New York, IDA, IDR, VRDN, AMT (a):
                      1,800     (Bowe Industrial Inc. Project), Series K, 3.80% due 11/01/2010                     1,800
                      1,350     (Composite XXV), Series E, 3.80% due 11/01/2010                                    1,350
                     60,500     (Japan Airlines Company Ltd. Project), 4% due 11/01/2015                          60,500
                              New York City, New York, Municipal Water Financing Authority,
                              Water and Sewer System Revenue Bonds:
                      3,100     CP, 3.45% due 10/04/1996                                                           3,100
                      3,500     CP, 3.45% due 10/09/1996                                                           3,500
                      3,900     CP, 3.55% due 10/09/1996                                                           3,900
                     10,000     CP, 3.70% due 10/11/1996                                                          10,000
                      5,000     Series A, 7% due 6/15/1997 (b)                                                     5,182
                        300     VRDN, Series A, 4% due 6/15/2025 (a) (c)                                             300
                     58,900   New York City, New York, TAN, Series A, 4.50% due 2/12/1997                         59,072
                     15,000   New York City, New York, Transportation Authority, Special
                              Obligation, RAN, Series A, 4.25% due 12/12/1996                                     15,018
                              New York State, CP, Series S:
                     20,000     3.25% due 10/04/1996                                                              20,000
                     11,050     3.55% due 10/18/1996                                                              11,050
                      5,000     3.60% due 11/12/1996                                                               5,000
                              New York State Dormitory Authority Revenue Bonds:
                      8,550     (Memorial Sloan Kettering), CP, Series B, 3.50% due 12/17/1996                     8,550
                      9,300     (Memorial Sloan Kettering), CP, Series C, 3.40% due 10/07/1996                     9,300
                      6,000     Refunding (City University Systems--Third Generation Resources),
                                Series 2, 4.75% due 7/01/1997                                                      6,024
                      6,000     Refunding (Memorial Sloan Kettering), CP, 3.55% due 12/09/1996                     6,000
                              New York State Energy Research and Development Authority, Electric
                              Facilities Revenue Bonds (Long Island Lighting Co.), VRDN, AMT (a):
                     14,000     Series A, 3.80% due 10/01/2024                                                    14,000
                      5,000     Series A, 3.75% due 8/01/2025                                                      5,000
                     18,300     Series B, 3.75% due 11/01/2023                                                    18,300
                              New York State Energy Research and Development Authority, PCR:
                     13,325     (Long Island Lighting Co. Project), Series A, 3.25% due 3/01/1997                 13,325
                      1,000     (New York State Electric and Gas), Series B, 3.85% due 10/15/1996                  1,000

CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                        Issue                                       (Note 1a)
New York                      New York State Environmental Facilities Corporation, PCR, State Water
(continued)                   Revolving Fund (Pooled Loan), Series C:
                    $   695     3.60% due 1/15/1997                                                           $      695
                      3,000     3.73% due 7/15/1997                                                                3,000
                     20,100   New York State Environmental Facilities Corporation, Resource
                              Recovery Revenue Bonds (OFS Equity Huntington Project), VRDN,
                              AMT, 4.10% due 11/01/2014 (a)                                                       20,100
                      6,800   New York State Environmental Facilities Corporation, Solid Waste
                              Disposal Revenue Bonds (General Electric Co. Project), CP, AMT,
                              Series A, 3.60% due 10/09/1996                                                       6,800
                      3,510   New York State Environmental Quality, UT, 5% due 1/15/1997                           3,522
                     20,000   New York State, HFA, Revenue Bonds (East 84th Street), VRDN, AMT,
                              Series A, 3.80% due 11/01/2028 (a)                                                  20,000
                      3,800   New York State Local Government Assistance Corporation, VRDN,
                              Series F, 3.70% due 4/01/2025 (a)                                                    3,800
                              New York State Medical Care Facilities, Finance Agency Revenue Bonds,
                              VRDN, Series A (a):
                      5,700     (Children's Hospital of Buffalo), 3.70% due 11/01/2005                             5,700
                     19,000     (Pooled Loan Equipment Program--II), 3.60% due 11/01/2003                         19,000
                        805   New York State Mortgage Agency, Revenue Refunding Bonds (Homeowner
                              Mortgage), AMT, Series 54, 3.80% due 4/01/1997                                         805
                              New York State Power Authority, Revenue and General Purpose
                              Bonds, CP:
                     21,500     3.65% due 11/12/1996                                                              21,500
                     22,800     3.55% due 11/13/1996                                                              22,800
                     25,000     3.55% due 11/14/1996                                                              25,000
                              New York State Power Authority, Revenue and General Purpose Bonds
                              (Junior Lien):
                     23,305     3.70% due 3/01/1997                                                               23,305
                      3,735     3.70% due 3/01/1997                                                                3,735
                     13,545     3.70% due 3/01/1997                                                               13,545
                      8,600   New York State Thruway Authority, General Revenue Bonds, VRDN,
                              3.90% due 1/01/2024 (a) (c)                                                          8,600
                              North Hempstead, New York, BAN:
                     16,675     Series B, 4% due 2/27/1997                                                        16,705
                      8,769     UT, Series A, 4% due 1/30/1997                                                     8,782
                      3,035     UT, Series B, 3.75% due 2/27/1997                                                  3,034
                      8,785   Orange County, New York, BAN, UT, 4.25% due 11/15/1996                               8,791
                      5,250   Oswego, New York, BAN, UT, 4.40% due 10/09/1996                                      5,251
                              Oyster Bay, New York, UT:
                      2,250     4.80% due 12/01/1996                                                               2,254
                        800     Refunding (Public Improvement), 3.75% due 2/15/1997                                  801
                     10,000   Patchogue-Medford, New York (Unified Free School District), TAN,
                              UT, 4.50% due 6/26/1997                                                             10,045
                      1,200   Port Authority of New York and New Jersey, Special Obligation
                              Revenue Bonds (Versatile Structure Obligations), VRDN, AMT, Series
                              1, 4.05% due 8/01/2028 (a)                                                           1,200
                      9,765   Port Authority of New York and New Jersey, VRDN, AMT, 3.95% due
                              3/01/2016 (a) (d)                                                                    9,765
                              Rensselaer County, New York, UT:
                      3,318     BAN, Series A, 4.25% due 6/27/1997                                                 3,325
                      5,000     TAN, Series B, 4.25% due 2/28/1997                                                 5,010

CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONCLUDED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                                        Issue                                       (Note 1a)
New York            $ 2,500   Riverhead, New York (Central School District), BAN, UT, 4.375% due
(concluded)                   12/06/1996                                                                      $    2,503
                     20,000   Rochester, New York, BAN, UT, Series I, 4.50% due 10/31/1996                        20,012
                      1,975   Saint Lawrence County, New York, IDA, Civic Facility Revenue Bonds
                              (Clarkson University Project), VRDN, 4% due 10/01/2005 (a)                           1,975
                      4,000   Schenectady County, New York, IDA, IDR (Super Steel Inc. Project),
                              VRDN, AMT, Series A, 3.60% due 5/01/2006 (a)                                         4,000
                      3,236   Smithtown, New York, BAN, UT, Series B, 4% due 5/02/1997                             3,240
                     28,900   Suffolk County, New York, IDA, IDR (Nissequogue Cogeneration
                              Partners), VRDN, 3.80% due 12/15/2023 (a) (e)                                       28,900
                     15,000   Suffolk County, New York, Water Authority, BAN, VRDN, UT, 3.75% due
                              2/06/2001 (a)                                                                       15,000
                     11,775   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Community
                              Development Properties--Larned Project), VRDN, 3.50% due 4/01/2018 (a)              11,775
                        250   Triborough Bridge and Tunnel Authority, New York (Convention Center
                              Project), Series E, 6.70% due 1/01/1997                                                252
                     15,000   Triborough Bridge and Tunnel Authority, New York, Special Obligation
                              Revenue Bonds, VRDN, 3.20% due 1/01/2024 (a) (c)                                    15,000
                      2,500   Ulster County, New York, BAN, UT, 4.25% due 11/22/1996                               2,501
                      7,000   Valley Stream, New York, Central High School District, TAN, UT,
                              4.25% due 6/26/1997 (e)                                                              7,017

Puerto Rico--        17,000   Puerto Rico Commonwealth, Government Development Bank, CP, 3.20% due
1.6%                          10/08/1996                                                                          17,000

                              Total Investments (Cost--$1,072,454*)--100.7%                                    1,072,454

                              Liabilities in Excess of Other Assets--(0.7%)                                       (7,674)
                                                                                                              ----------
                              Net Assets--100.0%                                                              $1,064,780
                                                                                                              ==========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1996.
(b)Prerefunded.
(c)FGIC Insured.
(d)MBIA Insured.
(e)Bank Qualified.
(f)FNMA Collateralized.
  *Cost for Federal income tax purposes.

   See Notes to Financial Statements.

CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1996
Assets:
Investments, at value (identified cost--$1,072,453,840) (Note 1a)                                        $ 1,072,453,840
Cash                                                                                                              43,842
Receivables:
 Interest                                                                               $     7,546,704
 Securities sold                                                                                500,000        8,046,704
                                                                                        ---------------
Prepaid registration fees and other assets (Note 1d)                                                              55,146
                                                                                                         ---------------
Total assets                                                                                               1,080,599,532
                                                                                                         ---------------
Liabilities:
Payables:
 Securities purchased                                                                        15,000,000
 Investment adviser (Note 2)                                                                    423,171
 Distributor (Note 2)                                                                           263,764
 Dividends to shareholders (Note 1e)                                                                403
 Beneficial interest redeemed                                                                       175       15,687,513
                                                                                        ---------------
Accrued expenses and other liabilities                                                                           132,212
                                                                                                         ---------------
Total liabilities                                                                                             15,819,725
                                                                                                         ---------------
Net Assets                                                                                               $ 1,064,779,807
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   106,566,733
Paid-in capital in excess of par                                                                             959,100,600
Undistributed investment income--net                                                                               2,138
Accumulated realized capital losses--net (Note 4)                                                               (889,664)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 1,065,667,333 shares of
beneficial interest outstanding                                                                          $ 1,064,779,807
                                                                                                         ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $    19,285,757

Expenses:
Investment advisory fees (Note 2)                                                       $     2,510,878
Distribution fees (Note 2)                                                                      682,300
Transfer agent fees (Note 2)                                                                    104,633
Registration fees (Note 1d)                                                                      60,285
Accounting services (Note 2)                                                                     49,186
Custodian fees                                                                                   33,358
Printing and shareholder reports                                                                 26,640
Professional fees                                                                                26,622
Pricing fees                                                                                      5,651
Trustees' fees and expenses                                                                       5,272
Other                                                                                             5,461
                                                                                        ---------------
Total expenses                                                                                                 3,510,286
                                                                                                         ---------------
Investment income--net                                                                                        15,775,471
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    15,775,471
                                                                                                         ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Six        For the
                                                                                          Months Ended      Year Ended
Increase (Decrease) in Net Assets:                                                       Sept. 30, 1996   March 31, 1996
Operations:
Investment income--net                                                                  $    15,775,471  $    31,054,963
Realized gain on investments--net                                                                    --            2,835
                                                                                        ---------------  ---------------
Net increase in net assets resulting from operations                                         15,775,471       31,057,798
                                                                                        ---------------  ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                      (15,773,333)     (31,054,963)
                                                                                        ---------------  ---------------
Net decrease in net assets resulting from dividends to shareholders                         (15,773,333)     (31,054,963)
                                                                                        ---------------  ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                          1,789,190,920    3,670,775,973
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                          15,773,175       31,055,127
                                                                                        ---------------  ---------------
                                                                                          1,804,964,095    3,701,831,100
Cost of shares redeemed                                                                  (1,872,450,394)  (3,489,422,207)
                                                                                        ---------------  ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                                (67,486,299)     212,408,893
                                                                                        ---------------  ---------------
Net Assets:
Total increase (decrease) in net assets                                                     (67,484,161)     212,411,728
Beginning of period                                                                       1,132,263,968      919,852,240
                                                                                        ---------------  ---------------
End of period*                                                                          $ 1,064,779,807  $ 1,132,263,968
                                                                                        ===============  ===============

*Undistributed investment income--net                                                   $         2,138  $            --
                                                                                        ===============  ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.     For the Six
                                                           Months Ended           For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                   Sept. 30, 1996    1996        1995        1994         1993
Per Share Operating Performance:
Net asset value, beginning of period                         $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                              .01         .03         .03         .02          .02
                                                             ----------  ----------  ----------  ----------   ----------
Total from investment operations                                    .01         .03         .03         .02          .02
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.01)       (.03)       (.03)       (.02)        (.02)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of period                               $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
Total Investment Return                                           2.85%*      3.17%       2.59%       1.79%        2.19%
                                                             ==========  ==========  ==========  ==========   ==========
Ratios to Average Net Assets:
Expenses                                                           .63%*       .64%        .67%        .67%         .67%
                                                             ==========  ==========  ==========  ==========   ==========
Investment income--net                                            2.85%*      3.12%       2.59%       1.78%        2.16%
                                                             ==========  ==========  ==========  ==========   ==========
Supplemental Data:
Net assets, end of period (in thousands)                     $1,064,780  $1,132,264  $  919,852  $  772,760   $  665,970
                                                             ==========  ==========  ==========  ==========   ==========

*Annualized.

 See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM" or "Adviser"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLPF&S, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1996, the Fund had a net capital loss carryforward of approximately $890,000, of which $87,000 expires in 1998, $203,000 expires in 2001, $293,000 expires in 2002, $305,000 expires in 2003 and $2,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

CMA NEW YORK MUNICIPAL MONEY FUND

Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].